Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Customer A [Member]
Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area [Line Items]
Revenues	$ 1,583,115	$ 2,363,061
Concentration risk, percentage	42.00%	58.00%
Customer B [Member]
Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area [Line Items]
Revenues	$ 1,282,200	$ 1,512,719
Concentration risk, percentage	34.00%	37.00%